Fair value of financial instruments - Summary of Comparison of Carrying and Fair Values for Each Classification of Financial Instrument (Detail) - CAD ($) $ in Millions	Apr. 30, 2020	Oct. 31, 2019
Financial assets
Interest-bearing deposits with banks	$ 48,398	$ 38,345
Securities
Trading	135,778	146,534
Investment, net of applicable allowance	134,163	102,470
Securities	269,941	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	325,534	306,961
Loans, net of applicable allowance
Loans, net	673,448	618,856
Other
Derivatives	140,807	101,560
Deposits
Personal	328,386	294,732
Business and government	632,725	565,482
Bank	48,336	25,791
Deposits	1,009,447	886,005
Other
Obligations related to securities sold short	40,347	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	278,605	226,586
Derivatives	144,710	98,543
Subordinated debentures	9,774	9,815
Financial assets classified as at FVTPL [member]
Securities
Trading	126,051	137,600
Securities	126,051	137,600
Assets purchased under reverse repurchase agreements and securities borrowed	271,679	246,068
Loans, net of applicable allowance
Retail	162	275
Wholesale	8,121	7,055
Loans, net	8,283	7,330
Other
Derivatives	140,807	101,560
Other assets	2,998	3,156
Financial assets designated as at FVTPL [member]
Financial assets
Interest-bearing deposits with banks	33,783	22,283
Securities
Trading	9,727	8,934
Securities	9,727	8,934
Loans, net of applicable allowance
Retail	243	242
Wholesale	2,019	1,856
Loans, net	2,262	2,098
Financial assets classified as at FVOCI [member]
Securities
Investment, net of applicable allowance	88,430	57,223
Securities	88,430	57,223
Loans, net of applicable allowance
Retail	90	95
Wholesale	424	451
Loans, net	514	546
Financial assets designated as at FVOCI [member]
Securities
Investment, net of applicable allowance	528	463
Securities	528	463
Financial liabilities classified as at FVTPL [member]
Deposits
Personal	50	140
Business and government	96	151
Deposits	146	291
Other
Obligations related to securities sold short	40,347	35,069
Derivatives	144,710	98,543
Other liabilities	(111)	(1,209)
Financial liabilities designated as at FVTPL [member]
Deposits
Personal	16,963	17,394
Business and government	136,805	111,389
Bank	13,482	3,032
Deposits	167,250	131,815
Other
Obligations related to assets sold under repurchase agreements and securities loaned	265,708	218,612
Other liabilities	84	91
Fair value of financial instruments not measured at fair value [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	14,615	16,062
Securities
Investment, net of applicable allowance	46,372	45,104
Securities	46,372	45,104
Assets purchased under reverse repurchase agreements and securities borrowed	53,860	60,894
Loans, net of applicable allowance
Retail	435,701	424,416
Wholesale	230,598	184,645
Loans, net	666,299	609,061
Other
Other assets	71,455	50,375
Fair value of financial instruments not measured at fair value [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	310,738	277,353
Business and government	496,816	452,536
Bank	34,889	22,773
Deposits	842,443	752,662
Other
Obligations related to assets sold under repurchase agreements and securities loaned	12,897	7,974
Other liabilities	73,467	61,024
Subordinated debentures	9,628	9,930
Financial assets at carrying amount [member]
Financial assets
Interest-bearing deposits with banks	48,398	38,345
Securities
Trading	135,778	146,534
Investment, net of applicable allowance	134,163	102,470
Securities	269,941	249,004
Assets purchased under reverse repurchase agreements and securities borrowed	325,534	306,961
Loans, net of applicable allowance
Retail	432,751	424,081
Wholesale	240,697	194,775
Loans, net	673,448	618,856
Other
Derivatives	140,807	101,560
Other assets	74,454	53,531
Financial assets at carrying amount [member] | Financial assets measured at amortized cost [member]
Financial assets
Interest-bearing deposits with banks	14,615	16,062
Securities
Investment, net of applicable allowance	45,205	44,784
Securities	45,205	44,784
Assets purchased under reverse repurchase agreements and securities borrowed	53,855	60,893
Loans, net of applicable allowance
Retail	432,256	423,469
Wholesale	230,133	185,413
Loans, net	662,389	608,882
Other
Other assets	71,456	50,375
Financial assets at fair value [member]
Financial assets
Interest-bearing deposits with banks	48,398	38,345
Securities
Trading	135,778	146,534
Investment, net of applicable allowance	135,330	102,790
Securities	271,108	249,324
Assets purchased under reverse repurchase agreements and securities borrowed	325,539	306,962
Loans, net of applicable allowance
Retail	436,196	425,028
Wholesale	241,162	194,007
Loans, net	677,358	619,035
Other
Derivatives	140,807	101,560
Other assets	74,453	53,531
Financial liabilities at carrying amount [member]
Deposits
Personal	328,386	294,732
Business and government	632,725	565,482
Bank	48,336	25,791
Deposits	1,009,447	886,005
Other
Obligations related to securities sold short	40,347	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	278,605	226,586
Derivatives	144,710	98,543
Other liabilities	73,430	59,921
Subordinated debentures	9,774	9,815
Financial liabilities at carrying amount [member] | Financial liabilities measured at amortized cost [member]
Deposits
Personal	311,373	277,198
Business and government	495,824	453,942
Bank	34,854	22,759
Deposits	842,051	753,899
Other
Obligations related to assets sold under repurchase agreements and securities loaned	12,897	7,974
Other liabilities	73,457	61,039
Subordinated debentures	9,774	9,815
Financial liabilities at fair value [member]
Deposits
Personal	327,751	294,887
Business and government	633,717	564,076
Bank	48,371	25,805
Deposits	1,009,839	884,768
Other
Obligations related to securities sold short	40,347	35,069
Obligations related to assets sold under repurchase agreements and securities loaned	278,605	226,586
Derivatives	144,710	98,543
Other liabilities	73,440	59,906
Subordinated debentures	$ 9,628	$ 9,930